Financial Instruments and Risk Management - Schedule of Derivative Instruments Contracted Realized Gain (Details) - Swap [Member] R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Assets	US$ foreign‑exchange variation + (SOFR + 0.53% p.a.)
Maturity period	August 2026
Finance income (expense)	R$ 11
Other comprehensive income	1
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 40